DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2016
Concentration Risk [Line Items]
Schedule of Variable Interest Entity Information
	December 31,
	2015	2016
	RMB	RMB
Cash	1,043	630
Amounts due from related parties	25,109	21,650
Total current assets	26,152	22,280
Property and equipment, net	18	3
Long term investments	18,000	35,000
Other non-current assets	266	716
Total assets	44,436	57,999
Income taxes payable	3,737	3,729
Accrued expenses and other current liabilities	892	176
Amounts due to related parties, including amounts due to WOFE for accrued service fees	39,307	46,486
Total current liabilities	43,936	50,391
Other non-current liabilities	267	267
Total liabilities	44,203	50,658

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenues	2,902	177	-
Net loss	(14,542)	(2,415)	(892)
Net cash used in operating activities	(4,252)	(2,201)	(2,166)
Net cash provided by (used in) investing activities	478	(18,000)	(11,886)
Net cash provided by financing activities	4,124	19,755	13,639

Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration
	Year Ended December 31,
	2014	2015	2016
Java	36.7%	28.8%	34.3%
Digital Arts	29.1%	32.2%	28.0%
Web Front	0.0%	4.2%	12.7%
Total	65.8%	65.2%	75.0%

Net revenues [Member] | Geographic concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration
	Year Ended December 31,
	2014	2015	2016
Hangzhou	25.5%	33.0%	31.9%
Beijing	15.5%	12.3%	12.4%
Total	41.0%	45.3%	44.3%